Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - JPY (¥)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	¥ (115,000,000,000)	¥ (154,000,000,000)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	64,000,000,000	25,000,000,000
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(168,000,000,000)	0
Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(24,000,000,000)	(115,000,000,000)
Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(2,000,000,000)	(35,000,000,000)
Other
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	15,000,000,000	(29,000,000,000)
Foreign exchange gains (losses) - net
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(176,000,000,000)	(7,000,000,000)
Foreign exchange gains (losses) - net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	0	0
Foreign exchange gains (losses) - net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(168,000,000,000)	0
Foreign exchange gains (losses) - net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	0	0
Foreign exchange gains (losses) - net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	0	0
Foreign exchange gains (losses) - net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(8,000,000,000)	(7,000,000,000)
Trading account profits (losses) - net
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	61,000,000,000	(147,000,000,000)
Trading account profits (losses) - net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	64,000,000,000	25,000,000,000
Trading account profits (losses) - net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	0	0
Trading account profits (losses) - net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(24,000,000,000)	(115,000,000,000)
Trading account profits (losses) - net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(2,000,000,000)	(35,000,000,000)
Trading account profits (losses) - net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	¥ 23,000,000,000	¥ (22,000,000,000)